Vanguard Short-Term Tax-Exempt Bond ETF Shareholder Fees - ETF Prospectus [Member] - Vanguard Short-Term Tax-Exempt Bond ETF - ETF Shares	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Exchange Fee (as a percentage of Amount Redeemed)	0.00%	[1]
Exchange Fee	$ 0	[1]
Shareholder Fee, Other

[1]	None through Vanguard (Broker fees vary)